UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Avenue, 8th FL
         New York, NY  10022

13F File Number:  028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jephthah Dais
Title:     Chief Compliance Officer
Phone:     (212) 313-9700

Signature, Place, and Date of Signing:

 Jephthah Dais     New York, NY     July 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $334,177 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             PUT              003687959     2030   100000 SH  PUT  SOLE                   100000        0        0
ABOVENET INC                   COM              00374N107      881    12500 SH       SOLE                    12500        0        0
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     1026   270000 SH       SOLE                   270000        0        0
BANK OF AMERICA CORPORATION    CALL             060505904    18632  1700000 SH  CALL SOLE                  1700000        0        0
BIOTIME INC                    PUT              09066L955      513   100000 SH  PUT  SOLE                   100000        0        0
BUCYRUS INTL INC NEW           COM              118759109     6578    71764 SH       SOLE                    71764        0        0
CENTRAL VT PUB SVC CORP        COM              155771108     1790    49524 SH       SOLE                    49524        0        0
CEPHALON INC                   COM              156708109     1998    25000 SH       SOLE                    25000        0        0
CEPHALON INC                   CALL             156708909     5593    70000 SH  CALL SOLE                    70000        0        0
CITIGROUP INC                  CALL             172967904    39558   950000 SH  CALL SOLE                   950000        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     2278    60000 SH       SOLE                    60000        0        0
CVS CAREMARK CORPORATION       COM              126650100      564    15000 SH       SOLE                    15000        0        0
DANVERS BANCORP INC            COM              236442109     2935   130576 SH       SOLE                   130576        0        0
DONNELLEY R R & SONS CO        PUT              257867951     4903   250000 SH  PUT  SOLE                   250000        0        0
E TRADE FINANCIAL CORP         CALL             269246901     1380   100000 SH  CALL SOLE                   100000        0        0
EASTMAN KODAK CO               CALL             277461909      358   100000 SH  CALL SOLE                   100000        0        0
FAMILY DLR STORES INC          COM              307000109     1051    20000 SH       SOLE                    20000        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     1185    30882 SH       SOLE                    30882        0        0
GOLD RESV INC                  CL A             38068N108       25    10000 SH       SOLE                    10000        0        0
GRAFTECH INTL LTD              CALL             384313902     2027   100000 SH  CALL SOLE                   100000        0        0
HORIZON LINES INC              COM              44044K101      242   200000 SH       SOLE                   200000        0        0
HORIZON LINES INC              PUT              44044K951      242   200000 SH  PUT  SOLE                   200000        0        0
INTEGRAL SYS INC MD            COM              45810H107      243    20000 SH       SOLE                    20000        0        0
ISHARES TR                     PUT              464287954     8590   200000 SH  PUT  SOLE                   200000        0        0
ISTAR FINL INC                 PUT              45031U951     2433   300000 SH  PUT  SOLE                   300000        0        0
JPMORGAN CHASE & CO            CALL             46625H900     8188   200000 SH  CALL SOLE                   200000        0        0
KRAFT FOODS INC                CL A             50075N104      617    17500 SH       SOLE                    17500        0        0
LOOPNET INC                    COM              543524300     1401    76200 SH       SOLE                    76200        0        0
LUBRIZOL CORP                  COM              549271104     4677    34832 SH       SOLE                    34832        0        0
LUBRIZOL CORP                  CALL             549271904     6727    50100 SH  CALL SOLE                    50100        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203     1728   150000 SH       SOLE                   150000        0        0
MARATHON OIL CORP              COM              565849106     1054    20000 SH       SOLE                    20000        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103     2866   359602 SH       SOLE                   359602        0        0
MEDIAMIND TECHNOLOGIES INC     COM              58449C100      549    25000 SH       SOLE                    25000        0        0
NATIONAL BK GREECE S A         PUT              633643958      864   604100 SH  PUT  SOLE                   604100        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2092    85000 SH       SOLE                    85000        0        0
NATIONAL SEMICONDUCTOR CORP    CALL             637640903     1231    50000 SH  CALL SOLE                    50000        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104      396     9560 SH       SOLE                     9560        0        0
NYSE EURONEXT                  COM              629491101     1707    49804 SH       SOLE                    49804        0        0
OPTIONSXPRESS HLDGS INC        COM              684010101      971    58237 SH       SOLE                    58237        0        0
PRE PAID LEGAL SVCS INC        COM              740065107     1649    24800 SH       SOLE                    24800        0        0
PRE PAID LEGAL SVCS INC        PUT              740065957     5207    78300 SH  PUT  SOLE                    78300        0        0
PULSE ELECTRONICS CORP         NOTE 7.000%12/1  74586WAA4      489   500000 PRN      SOLE                   500000        0        0
RALCORP HLDGS INC NEW          COM              751028101     1732    20000 SH       SOLE                    20000        0        0
REGIONS FINANCIAL CORP NEW     PUT              7591EP950     1240   200000 SH  PUT  SOLE                   200000        0        0
S1 CORPORATION                 COM              78463B101      236    31576 SH       SOLE                    31576        0        0
SANDRIDGE ENERGY INC           CALL             80007P907     1066   100000 SH  CALL SOLE                   100000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      145    60000 SH       SOLE                    60000        0        0
SKECHERS U S A INC             CL A             830566105      217    15000 SH       SOLE                    15000        0        0
SOUTHERN UN CO NEW             COM              844030106     1004    25000 SH       SOLE                    25000        0        0
SPDR S&P 500 ETF TR            PUT              78462F953   171561  1300000 SH  PUT  SOLE                  1300000        0        0
STERLING BANCSHARES INC        COM              858907108     1666   204207 SH       SOLE                   204207        0        0
TIMBERLAND CO                  CL A             887100105     1289    30000 SH       SOLE                    30000        0        0
TOWER BANCORP INC              COM              891709107     1357    49538 SH       SOLE                    49538        0        0
UNIVERAL BUSINESS PMT SOL AC   UNIT 99/99/9999  913384202      124    20700 SH       SOLE                    20700        0        0
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105     1843    30000 SH       SOLE                    30000        0        0
VARIAN SEMICONDUCTOR EQUIPMN   CALL             922207905     1229    20000 SH  CALL SOLE                    20000        0        0